SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 349,435	$ 371,112	$ 361,772
Long-loved assets	28,906	33,138	35,245
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,934	40,353	35,584
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48,637	58,537	62,914
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34,642	55,954	73,735
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,929	42,095	40,731
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	105,990	92,066	26,646
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,303	82,107	122,162
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	26,127	29,418	30,759
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	$ 2,779	$ 3,720	$ 4,486